Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net (loss) income for the year	$ (4,905,000)	$ (3,824,000)
Adjustments to reconcile net income to cash flows from operations:
Allowance for expected credit losses	8,000	49,000
Stock-based compensation	86,000	255,000
Loss on sale of business		134,000
Change in fair value of contingent consideration		(836,000)
Fair value of restricted stock awards and restricted stock units issued in exchange for services	715,000	1,300,000
Loss on disposal of equipment	58,000
Impairment on goodwill and intangible assets	3,850,000	2,301,000
Amortization and depreciation	984,000	1,212,000
Gain on lease termination	(8,000)
Unrealized gain on foreign currency transactions		(24,000)
Changes in working capital balances related to operations:
Decrease (increase) in accounts receivable	1,782,000	298,000
Unbilled revenue	395,000	521,000
Inventory	17,000
Decrease in prepaid expenses	(33,000)	115,000
Increase in accounts payable and accrued liabilities	(2,346,000)	(630,000)
Other Operating Cash Adjustments:
Net cash provided by operating activities	603,000	871,000
INVESTING ACTIVITIES
Purchase of patents		(12,000)
Issuance of note receivable	(2,000,000)
Purchase of office equipment	(18,000)	(7,000)
Capitalized software costs	(715,000)	(504,000)
Cash from sale of business assumed by the buyer		(52,000)
Cash used in investing activities	(2,733,000)	(575,000)
FINANCING ACTIVITIES
Proceeds from warrant exercise	4,348,000
Proceeds from ATM	475,000
Proceeds from SPP Plan		21,000
Contingent consideration payments		(53,000)
Tax withholding payments for employee stock-based compensation in exchange for shares surrendered	(67,000)	(66,000)
Increase in treasury shares (share repurchase program)	(221,000)	(18,000)
Repayment of debt and line of credit	(875,000)	(500,000)
Cash used by financing activities	3,660,000	(616,000)
Effect of exchange rate changes on cash		48,000
Net (decrease) increase in cash for the year	1,530,000	(272,000)
Cash, beginning of the year	2,823,000	3,095,000
Cash, end of the year	4,353,000	2,823,000
Cash paid during the period for:
Interest	70,000	178,000
Income taxes	24,000	24,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Lease modification	9,000
Conversion of convertible note to common stock and accrued interest	360,000
Change in fair value of interest rate, swap	12,000	8,000
Open World Ltd. [Member]
OPERATING ACTIVITIES
Net (loss) income for the year	(20,229,064)	25,046,570
Adjustments to reconcile net income to cash flows from operations:
Stock-based compensation	4,378,102
Imputed interest on lease liability (non-cash)	49,021	44,034
Right of use assets amortization	275,566	198,505
Gain (loss) on crypto assets sale	4,374,903	(122,250)
Net change in fair value of crypto assets	8,154,783	3,305,210
Net change in fair value of receivables	11,711,086	2,722,651
Net change in fair value of loans receivable	4,037,614
Net change in fair value of shares and warrants receivable	3,529,051
Net change in fair value of investments	3,639,080
Changes in working capital balances related to operations:
Decrease (increase) in accounts receivable	957,305	(14,262,087)
Increase in loans receivable	(4,851,983)
Increase in shares and warrants receivable	(4,114,650)
Decrease in prepaid expenses	148,314	41,196
Decrease in due from related party	28,257	46,398
Purchases of crypto assets	(25,198,384)	(25,146,088)
Proceeds from sales of crypto assets	17,574,360	14,480,481
Decrease in deferred revenue	(167,910)	(5,000)
Increase in accounts payable and accrued liabilities	(209,762)	130,614
Other Operating Cash Adjustments:
Lease payments	(312,373)	(229,116)
Net cash provided by operating activities	3,773,316	6,251,118
INVESTING ACTIVITIES
Investments	(2,000,348)	(100,000)
Cash used in investing activities	(2,000,348)	(100,000)
FINANCING ACTIVITIES
Proceeds from private placements		210
Repurchase of shares	(148)	(50)
Proceeds from issuance of SAFE notes		2,000,000
Dividends paid	(5,068,583)	(4,381,092)
Cash used by financing activities	(5,068,731)	(2,380,932)
Effect of exchange rate changes on cash
Net (decrease) increase in cash for the year	(3,295,763)	3,770,186
Cash, beginning of the year	4,025,185	254,999
Cash, end of the year	$ 729,422	$ 4,025,185